CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at beginning of period at Dec. 31, 2015	$ 339,524	$ (81,149)	$ (6,036)	$ 252,339
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		22,766	0	22,766
Cash dividends declared	0	(7,274)	0	(7,274)
Repurchase of common stock	(16,854)	0	0	(16,854)
Issuance of common stock	82	0	0	82
Share based compensation	1,620	0	0	1,620
Share based compensation withholding obligation	(627)	0	0	(627)
Other comprehensive income (loss)	0	0	(3,072)	(3,072)
Balances at end of period at Dec. 31, 2016	323,745	(65,657)	(9,108)	248,980
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of change in accounting	0	52	300	352
Balance at beginning of period, as adjusted at Dec. 31, 2016	323,745	(65,605)	(8,808)	249,332
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		20,475	0	20,475
Cash dividends declared	0	(8,960)	0	(8,960)
Repurchase of common stock	0
Issuance of common stock	72	0	0	72
Share based compensation	1,748	0	0	1,748
Share based compensation withholding obligation	(579)	0	0	(579)
Reclassification of certain deferred tax effects	0	36	(36)	0
Other comprehensive income (loss)	0	0	2,845	2,845
Balances at end of period at Dec. 31, 2017	324,986	(54,054)	(5,999)	264,933
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income		39,839	0	39,839
Cash dividends declared	0	(14,055)	0	(14,055)
Repurchase of common stock	(12,681)	0	0	(12,681)
Acquisition of TCSB Bancorp, Inc.	64,536	0	0	64,536
Issuance of common stock	267	0	0	267
Share based compensation	1,731	0	0	1,731
Share based compensation withholding obligation	(1,467)	0	0	(1,467)
Other comprehensive income (loss)	0	0	(4,109)	(4,109)
Balances at end of period at Dec. 31, 2018	$ 377,372	$ (28,270)	$ (10,108)	$ 338,994